Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables from financial services
Non-current receivables from financial services	₺ 285,138	₺ 225,968
Current receivables from financial services	3,276,788	3,309,416
Receivables from financial services	₺ 3,561,926	₺ 3,535,384